Commitment and contingencies (Details) - USD ($)			1 Months Ended		12 Months Ended
	Aug. 05, 2022	Aug. 13, 2020	Sep. 30, 2022	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Apr. 30, 2020
Other Commitments [Line Items]
Warrants outstanding (in shares)			17,920,898
Warrants, exercise price (in usd per share)			$ 7.91
Lease term			12 months	10 years 6 months
Operating lease right-of-use assets recognized in exchange for new operating lease obligations			$ 200,000	$ 6,800,000
Long-term Debt			15,144,000		$ 12,453,000
Notes Payable, Other Payables [Member] | Directors And Officers Insurance Financing [Member]
Other Commitments [Line Items]
Debt Instrument, Face Amount	$ 2,800,000
Debt Instrument, Periodic Payment	$ 289,777
Debt Instrument, Interest Rate, Stated Percentage	4.24%
Debt Instrument, Term	9 months
Long-term Debt			$ 2,000,000
Preferred stock warrants
Other Commitments [Line Items]
Warrants outstanding (in shares)			3,247,637
Warrants vested, percentage		40.00%
Warrants, exercise price (in usd per share)							$ 2.16
Warrants							$ 1,100,000
Warrants vested, fair value					0
Warrants, number of shares issuable (in shares)			2,889,282				3,247,637
D-Wave Systems Inc. [Member]
Other Commitments [Line Items]
Lease term				10 years 6 months
Operating lease right-of-use assets recognized in exchange for new operating lease obligations				$ 6,700,000	11,870,000	$ 4,932,000
Long-term Debt					$ 12,453,000	$ 1,676,000
D-Wave Systems Inc. [Member] | Preferred stock warrants
Other Commitments [Line Items]
Warrants outstanding (in shares)					3,247,637	1,100,000	3,247,637
Warrants vested, percentage		40.00%
Warrants, exercise price (in usd per share)							$ 1.92
Warrants vested, fair value					$ 0	$ 451,000
Warrants vested during period						$ 451,000
D-Wave Systems Inc. [Member] | Common stock warrants
Other Commitments [Line Items]
Warrants outstanding (in shares)					617,972			617,972
Warrants, exercise price (in usd per share)					$ 1.75			$ 1.75